Related Party Transactions (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 31, 2022	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Loan and expenses			$ 5,500,000
Paid expenses			5,800,000		$ 131,148
Other receivable
Interest-free loans			$ 2,400,000
Short-term loans				$ 6,200,000
Interest rate			8.00%	12.00%
Short-term interest			$ 5,700,000
Commission fee in percentage		6.50%
Permanent equity			200,000,000
Commission fee payable			13,000,000
Paid expenses			6,100,000
Total paid expenses			3,792
Agreement amount	$ 5,000,000
Interest-free loan	$ 3,000,000		6,000,000
Mr. Nan Wu [Member]
Related Party Transactions [Line Items]
Paid expenses			4,300,000
Loan amount transferred			$ 1,500,000
Tianjin Tuoda [Member]
Related Party Transactions [Line Items]
Paid expenses					$ 122,844